UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22538
Advisers Investment Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices)(Zip code)
The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
866-638-5859
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is included

herewith.
River Canyon
Total Return Bond Fund
Institutional Shares | RCTIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026

This semi-annual shareholder report contains important information about the River Canyon Total Return Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at

rivercanyonfunds.com/documents/
. You can also request this information by contacting us at 800-245-0371 (toll free) or 312-557-0164.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
River Canyon Total Return Bond Fund (Institutional Shares/RCTIX)	$ 33	0.65%

KEY FUND STATISTICS

Fund net assets	$ 1,859,168,112
Total number of portfolio holdings	327
Portfolio turnover rate as of the end of the reporting period	25.89%

PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS

Asset-Backed Securities	48.0%
Corporate Bonds	15.8%
Mortgage-Backed Securities	12.4%
Bank Debts	11.6%
Short-Term Investments	5.8%
Foreign Issuer Bonds	5.1%
Municipal Bonds	3.0%
All other asset types less than 2%	1.8%

Where can I find more information?
At
rivercanyonfunds.com/documents/
, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.

You can also request this information by contacting us at 800-245-0371 (toll free) or 312-557-0164.

River Canyon Total Return Bond Fund

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

RIVER CANYON TOTAL RETURN
BOND FUND
SEMI-ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
March 31, 2026

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
TABLE OF CONTENTS
March 31, 2026

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	48.0%
A&D Mortgage Trust Series 2024-NQM5(a)(b) 7.71%, 11/25/69		$6,308,000	$6,336,917
ACHM Trust Series 2025-HE1(a) 6.80%, 03/25/55		7,981,024	8,181,986
ACHM Trust Series 2025-HE3(a)(b) 7.48%, 11/25/55		1,406,000	1,396,463
ACHM Trust Series 2025-HE3(a)(b) 8.46%, 11/25/55		1,125,000	1,117,615
ADMT Series 2024-NQM6(a)(b) 7.30%, 01/25/70		4,000,000	4,057,083
Ally Bank Auto Credit-Linked Notes Series 2024-A(a) 9.89%, 05/17/32		419,865	432,226
Ally Bank Auto Credit-Linked Notes Series 2024-B(a) 8.04%, 09/15/32		612,281	619,401
Ally Bank Auto Credit-Linked Notes Series 2024-B(a) 11.40%, 09/15/32		3,571,640	3,637,893
Ally Bank Auto Credit-Linked Notes Series 2025-A(a) 10.22%, 06/15/33		3,692,194	3,709,796
Aqua Finance Issuer Trust Series 2025-A(a) 6.77%, 12/19/50		1,755,890	1,788,321
Aqua Finance Trust Series 2024-A(a) 6.53%, 04/18/50		4,000,000	4,046,685
Avant Credit Card Master Trust Series 2024-1A(a) 8.80%, 04/15/30		20,280,000	20,416,620
Avant Credit Card Master Trust Series 2024-1A(a) 13.15%, 04/15/30		17,000,000	17,594,954
Avant Credit Card Master Trust Series 2024-2A(a) 8.98%, 05/15/29		7,000,000	7,022,997
Avant Credit Card Master Trust Series 2025-1A(a) 7.67%, 04/15/31		15,619,000	15,308,376
Avant Credit Card Master Trust Series 2025-1A(a) 10.79%, 04/15/31		6,056,000	6,037,602
Avant Loans Funding Trust Series 2023-REV1 (Step to 12.31% on 4/15/26)(a)(c) 12.12%, 09/15/32		4,200,000	4,277,497
Avant Loans Funding Trust Series 2023-REV1(a)(d) 12.75%, 07/15/34		11,420,000	11,418,994
Avant Loans Funding Trust Series 2024-REV1(a) 8.00%, 10/15/33		12,445,000	12,469,861
Avant Loans Funding Trust Series 2024-REV1(a) 9.00%, 10/15/33		4,070,000	3,835,750
Avant Loans Funding Trust Series 2025-REV1(a) 12.81%, 05/15/34		4,988,000	5,133,543
Avant Loans Funding Trust Series 2026-REV1(a) 10.75%, 05/15/36		3,000,000	3,004,357
Bain Capital Credit CLO Ltd. Series 2026-2A (Floating, 3.25% - CME Term SOFR 3M)(a)(b)(e) 0.00%, 04/26/39		3,000,000	3,000,000
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 (Floating, U.S. 30-Day Average SOFR + 3.60%)(a)(b) 7.26%, 12/26/31		$494,310	$501,058
BHG Securitization Trust Series 2025-1CON(a) 8.62%, 04/17/36		2,000,000	2,052,413
BHG Securitization Trust Series 2025-2CON(a) 5.95%, 09/17/36		4,250,000	4,240,556
BHG Securitization Trust Series 2025-2CON(a) 7.76%, 09/17/36		3,000,000	2,999,059
Builders Capital Loan Acquisition Trust Series 2024-NPL1(a)(f) 9.00%, 09/25/29		20,000,000	19,890,246
Carmax Select Receivables Trust Series 2025-B(a)(e)(g) 0.00%, 09/15/32		9,899	7,641,453
Cascade Funding Mortgage Trust Series 2024-RM5(a)(b) 4.00%, 10/25/54		18,000,000	16,025,274
Cascade Funding Mortgage Trust Series 2025-HB16(a) 3.00%, 03/25/35		3,000,000	2,866,602
Cascade MH Asset Trust Series 2024-MH1(a)(b)(d) 8.22%, 11/25/56		8,936,000	7,856,915
Cascade MH Asset Trust Series 2024-MH1(a)(d)(e)(h) 0.00%, 11/25/56		131,573,742	3,221,321
CFMT LLC Series 2024-HB15(a) 4.00%, 08/25/34		4,000,000	3,867,704
CFMT LLC Series 2024-NR1 (Step to 12.32% on 12/25/27)(a)(c) 9.32%, 11/25/29		10,000,000	10,066,170
Chase Auto Owner Trust Series 2024-1A(a)(g) 0.00%, 06/25/31		8,850	1,241,305
Chase Auto Owner Trust Series 2024-2A(a)(g) 0.00%, 08/25/31		6,875	1,415,748
Clsec Holdings 22t LLC Series 2021-1(a) 6.17%, 05/11/37		12,266,404	12,014,794
Cross Mortgage Trust Series 2023-H1(a)(b) 8.29%, 03/25/68		2,618,000	2,622,779
Deutsche Bank AG CRAFT Series 2025-1A (Floating, 7.00% - U.S. SOFR)(a)(b)(e) 0.00%, 10/21/35		26,000,000	26,000,000
Deutsche Bank AG CRAFT Series 2025-2A (Floating, U.S. SOFR + 7.25%)(a)(b)(d) 10.92%, 01/21/35		8,000,000	8,060,000
EFMT Series 2024-RM3(a) 5.00%, 12/25/54		3,086,400	2,981,976
EFMT Series 2025-CES2(a) 7.53%, 03/25/50		6,477,000	6,557,700
EFMT Series 2025-CES2(a)(b) 8.52%, 03/25/50		3,445,000	3,464,546
EFMT Series 2025-RM1(a) 5.00%, 05/25/55		8,280,548	7,107,728
EFMT Series 2025-RM2(a) 4.75%, 08/25/55		2,787,231	2,545,150
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
EFMT Series 2025-RM2(a) 4.75%, 08/25/55		$2,787,231	$2,436,551
EFMT Series 2025-RM3(a)(b) 4.75%, 09/25/55		2,200,000	2,050,139
EFMT Series 2025-RM3(a) 4.75%, 09/25/55		4,700,000	4,115,201
Elmwood CLO 26 Ltd. Series 2024-1A (Floating, CME Term SOFR 3M + 4.25%)(a)(b)(e) 7.94%, 04/18/39		2,000,000	2,000,000
FAT Brands Fazoli's Native I LLC Series 2021-1(a)(d) 7.00%, 07/25/51		15,340,324	12,055,459
FAT Brands GFG Royalty I LLC Series 2021-1A(a)(d)(f) 7.00%, 07/25/51		15,072,000	13,866,240
FIGRE Trust Series 2024-HE2(a) 8.20%, 05/25/54		2,000,000	2,089,792
FIGRE Trust Series 2024-HE3(a) 7.55%, 07/25/54		2,000,000	2,053,958
FIGRE Trust Series 2024-HE5(a) 7.01%, 10/25/54		4,109,000	4,156,604
FIGRE Trust Series 2025-HE2(a)(b)(i) 8.73%, 10/25/30		5,000,000	5,193,997
FIGRE Trust Series 2025-HE3(a) 6.77%, 05/25/55		1,750,000	1,796,848
FIGRE Trust Series 2025-HE3(a)(b) 8.10%, 05/25/55		1,750,000	1,854,345
FIGRE Trust Series 2025-HE3(a)(b) 9.08%, 05/25/55		1,600,000	1,683,731
Foundation Finance Trust Series 2023-2A(a) 9.10%, 06/15/49		2,359,227	2,510,671
Foundation Finance Trust Series 2025-1A(a) 8.37%, 04/15/50		4,517,708	4,437,461
Goldman Home Improvement Issuer Trust Series 2022-GRN1(a)(d)(g) 0.00%, 06/25/52		50,000	1,570,639
GoodLeap Home Improvement Solutions Trust Series 2024-1A(a) 8.94%, 10/20/46		794,349	821,729
GreenSky Home Improvement Issuer Trust Series 2025-1A(a) 8.65%, 03/25/60		2,000,000	2,055,190
GS Mortgage-Backed Securities Trust Series 2026-AH1 (Floating, U.S. 30-Day Average SOFR + 2.30%)(a)(b) 5.96%, 07/25/56		4,744,000	4,735,812
GS Mortgage-Backed Securities Trust Series 2026-AH1 (Floating, U.S. 30-Day Average SOFR + 3.40%)(a)(b) 7.06%, 07/25/56		5,500,000	5,487,866
GS Mortgage-Backed Securities Trust Series 2026-AH1 (Floating, U.S. 30-Day Average SOFR + 4.50%)(a)(b) 8.16%, 07/25/56		6,023,000	5,994,503
Harvest CLO Series 36A (Floating, Euribor 3M + 8.24%)(a)(b) 10.32%, 07/15/38		1,500,000	1,633,892
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Harvest SBA Loan Trust Series 2024-1 (Floating, U.S. 30-Day Average SOFR + 3.75%)(a)(b) 7.50%, 12/25/51		$2,823,739	$2,884,565
HOMES Trust Series 2026-NQM1(a)(b) 7.16%, 09/25/70		4,673,000	4,527,170
Horizon Aircraft Finance I Ltd. Series 2018-1(a) 4.46%, 12/15/38		1,748,500	1,737,649
HTAP Issuer Trust Series 2024-2(a) 6.50%, 04/25/42		10,400,454	10,317,875
Huntington Bank Auto Credit-Linked Notes Series 2024-1 (Floating, U.S. 30-Day Average SOFR + 5.25%)(a)(b) 8.92%, 05/20/32		754,754	767,544
Huntington Bank Auto Credit-Linked Notes Series 2025-1 (Floating, U.S. 30-Day Average SOFR + 3.50%)(a)(b) 7.17%, 03/21/33		3,090,892	3,057,865
ICG U.S. CLO Ltd. Series 2020-1A (Floating, CME Term SOFR 3M + 3.86%, 3.60% Floor)(a)(b) 7.53%, 01/20/35		3,000,000	2,943,457
JP Morgan Mortgage Trust Series 2026-ACES1(a)(b)(e) 5.61%, 04/25/66		5,000,000	4,950,212
JP Morgan Mortgage Trust Series 2026-ACES1(a)(e) 7.45%, 04/25/66		8,382,940	8,285,434
Legato Euro CLO II DAC Series 2A (Floating, Euribor 3M + 3.15%)(a)(b) 5.19%, 07/15/40		8,500,000	9,698,468
Lendingpoint Asset Securitization Trust Series 2022-C(a)(d)(e)(j) 13.09%, 02/15/30		6,400,000	—
Lendmark Funding Trust Series 2021-2A(a) 3.09%, 04/20/32		3,160,000	2,974,398
LOFT Series 2024-1A (Floating, U.S. SOFR + 3.75%, 3.75% Floor)(a)(b)(d) 7.42%, 05/21/34		1,840,000	1,835,400
LOFT Series 2024-1A (Floating, U.S. SOFR + 10.50%, 10.50% Floor)(a)(b)(d) 14.17%, 05/21/34		2,400,000	2,364,000
Mariner Finance Issuance Trust Series 2021-BA(a) 3.42%, 11/20/36		1,980,000	1,879,557
Momnt Technologies Trust Series 2023-1A(a)(e) 8.29%, 03/20/45		3,000,000	3,054,811
Momnt Technologies Trust Series 2023-1A(a)(d)(e) 11.24%, 03/20/45		9,180,000	8,418,392
MOO Securitization Trust Series 2026-RM1(a) 4.50%, 03/25/66		1,000,000	915,399
MOO Securitization Trust Series 2026-RM1(a) 4.50%, 03/25/66		1,450,000	1,260,813
MPOWER Education Trust Series 2024-A(a) 8.35%, 07/22/41		3,801,508	3,853,565
MPOWER Education Trust Series 2024-A(a) 11.25%, 07/22/41		5,965,000	6,044,472
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MPOWER Education Trust Series 2025-A(a) 8.47%, 07/21/42		$8,000,000	$8,221,520
NRZ Excess Spread-Collateralized Notes Series 2021-GTN1(a) 3.47%, 11/25/26		3,014,622	2,973,720
Octane Receivables Trust Series 2024-RVM1(a) 8.42%, 01/22/46		2,000,000	2,105,829
OnDeck Asset Securitization Trust IV LLC Series 2023-1A(a) 9.93%, 08/19/30		6,000,000	6,023,920
OnDeck Asset Securitization Trust IV LLC Series 2024-1A(a) 8.99%, 06/17/31		3,000,000	3,041,362
OnDeck Asset Securitization Trust IV LLC Series 2024-2A(a) 7.03%, 10/17/31		2,250,000	2,242,748
OnDeck Asset Securitization Trust IV LLC Series 2024-2A(a) 9.49%, 10/17/31		3,000,000	3,021,550
Onity Loan Investment Trust Series 2024-HB2(a) 5.00%, 08/25/37		2,000,000	1,946,127
Oportun Funding Trust Series 2024-3(a) 9.60%, 08/15/29		4,000,000	4,052,370
Oportun Issuance Trust Series 2021-C(a) 3.61%, 10/08/31		680,589	672,975
Oportun Issuance Trust Series 2025-B(a) 9.40%, 05/09/33		3,000,000	3,021,573
Oportun Issuance Trust Series 2025-C(a) 5.91%, 07/08/33		13,000,000	12,961,151
Oportun Issuance Trust Series 2025-C(a) 9.20%, 07/08/33		12,500,000	12,472,491
Pagaya AI Debt Grantor Trust Series 2025-1(a) 10.08%, 07/15/32		890,730	908,757
Pagaya AI Debt Grantor Trust Series 2025-5(a) 5.87%, 03/15/33		2,499,903	2,499,779
PenFed Auto Receivables Owner Trust Series 2024-A(a)(g) 0.00%, 09/15/32		37,500	4,085,222
PenFed Auto Receivables Owner Trust Series 2025-A(a)(g) 0.00%, 10/17/33		40,000	5,188,192
Penta CLO 19 DAC Series 2025-19A (Floating, Euribor 3M + 8.57%)(a)(b) 10.59%, 07/15/38		1,300,000	1,455,347
Point Securitization Trust Series 2025-1(a) 6.25%, 06/25/55		933,065	932,915
PRET Trust Series 2025-RPL1 (Step to 4.46% on 2/25/29)(a)(c) 4.00%, 07/25/69		2,000,000	1,924,616
PRET Trust Series 2025-RPL1 (Step to 4.46% on 2/25/29)(a)(c) 4.00%, 07/25/69		8,000,000	7,628,662
PRET Trust Series 2025-RPL1 (Step to 4.46% on 2/25/29)(a)(c) 4.00%, 07/25/69		3,000,000	2,766,704
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
PRET Trust Series 2025-RPL2 (Step to 4.25% on 4/25/29)(a)(c) 4.00%, 08/25/64		$7,000,000	$6,451,493
PRET Trust Series 2025-RPL4 (Step to 4.48% on 10/25/29)(a)(c) 4.00%, 03/25/65		3,000,000	2,856,540
PRET Trust Series 2025-RPL5 (Step to 4.48% on 11/25/29)(a)(c) 4.15%, 01/25/70		1,000,000	922,782
PRET Trust Series 2025-RPL5 (Step to 4.48% on 11/25/29)(a)(c) 4.15%, 01/25/70		3,000,000	2,692,974
PRKCM Trust Series 2025-AFC1(a)(b) 6.81%, 10/25/60		4,206,000	4,093,435
Project Silver Series 2019-1(a) 3.97%, 07/15/44		2,161,030	2,102,682
Providus CLO XII DAC Series 12A (Floating, Euribor 3M + 8.57%)(a)(b) 10.57%, 08/18/38		1,000,000	1,099,485
PRPM LLC Series 2024-7 (Step to 11.84% on 12/25/27)(a)(c) 8.84%, 11/25/29		5,000,000	5,003,558
PRPM LLC Series 2025-RCF2 (Step to 5.00% on 5/25/29)(a)(c) 4.00%, 10/25/64		5,000,000	4,750,087
RRE 18 Loan Management DAC Series 18A (Floating, Euribor 3M + 4.60%)(a)(b) 6.61%, 04/15/38		3,750,000	4,192,658
SAFCO Auto Receivables Trust Series 2022-1A(a) 8.62%, 11/19/29		1,568,641	1,559,202
SAIF Securitization Trust Series 2025-CES1(a) 7.23%, 06/25/65		3,990,500	4,033,885
SAIF Securitization Trust Series 2026-CES1 (Step to 6.94% on 4/25/30)(a)(c) 5.94%, 02/25/56		3,344,000	3,335,466
SAIF Securitization Trust Series 2026-CES1(a) 7.38%, 02/25/56		1,688,000	1,683,849
SAIF Securitization Trust Series 2026-CES1(a)(b) 8.27%, 02/25/56		1,958,000	1,953,256
Saluda Grade Alternative Mortgage Trust Series 2025-FIG6(a)(b) 8.90%, 01/25/56		8,000,000	7,861,074
Saluda Grade Alternative Mortgage Trust Series 2025-LOC4 (Floating, U.S. 30-Day Average SOFR + 2.95%)(a)(b) 6.61%, 06/25/55		1,500,000	1,500,850
Saluda Grade Alternative Mortgage Trust Series 2025-LOC4 (Floating, U.S. 30-Day Average SOFR + 4.00%)(a)(b) 7.66%, 06/25/55		4,000,000	4,015,435
Saluda Grade Alternative Mortgage Trust Series 2025-LOC4 (Floating, U.S. 30-Day Average SOFR + 5.00%)(a)(b) 8.66%, 06/25/55		1,000,000	1,003,812
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Saluda Grade Alternative Mortgage Trust Series 2025-NPL1 (Step to 12.05% on 1/25/28)(a)(c) 9.05%, 01/25/30		$6,000,000	$6,011,988
Saluda Grade Alternative Mortgage Trust Series 2025-NPL2(a)(f) 7.77%, 05/25/30		5,652,959	5,695,673
Santander Bank Auto Credit-Linked Notes Series 2023-B(a) 12.24%, 12/15/33		4,113,009	4,301,922
Santander Bank Auto Credit-Linked Notes Series 2025-A(a) 7.34%, 01/16/34		9,000,000	8,975,001
Santander Mortgage Asset Receivable Trust Series 2025-NQM2(a)(b) 7.15%, 02/25/65		3,214,800	3,151,027
SBNA Auto Receivables Trust Series 2025-SF1(a) 8.71%, 06/15/33		3,500,000	3,530,422
SEB Funding LLC Series 2024-1A(a) 7.39%, 04/30/54		7,500,000	7,633,267
Service Experts Issuer LLC Series 2021-1A(a) 5.37%, 02/02/32		3,000,000	2,879,318
Service Experts Issuer LLC Series 2024-1A(a) 8.08%, 11/20/35		4,000,000	4,140,503
Service Experts Issuer LLC Series 2025-1A(a) 7.62%, 01/20/37		5,000,000	5,004,624
Silver Point Euro CLO 1 DAC Series 1A (Floating, Euribor 3M + 3.00%)(a)(b) 5.10%, 01/15/39		9,500,000	10,947,651
Silver Point Euro CLO 1 DAC Series 1A (Floating, Euribor 3M + 5.65%)(a)(b) 7.75%, 01/15/39		10,500,000	12,056,241
Skyline Aircraft Series 2006-S3(d) 6.17%, 08/17/33		3,482,500	3,399,791
Sound Point CLO XXX Ltd. Series 2021-2A (Floating, CME Term SOFR 3M + 3.61%, 3.35% Floor)(a)(b) 7.28%, 07/25/34		4,000,000	3,826,231
Sound Point CLO XXXI Ltd. Series 2021-3A (Floating, CME Term SOFR 3M + 3.51%, 3.25% Floor)(a)(b) 7.18%, 10/25/34		2,750,000	2,589,785
Sound Point Euro CLO X Funding DAC Series 10A (Floating, Euribor 3M + 6.52%, 6.52% Floor)(a)(b) 8.55%, 04/20/38		2,000,000	2,311,521
Stream Innovations Issuer Trust Series 2024-1A(a) 7.89%, 07/15/44		1,135,714	1,205,428
Towd Point Mortgage Trust Series 2024-CES1(a) 6.86%, 01/25/64		1,000,000	1,002,341
Trinitas Euro CLO IX DAC Series 9A (Floating, Euribor 3M + 8.32%)(a)(b) 10.30%, 05/15/39		1,500,000	1,644,614
Twin Hospitality I LLC Series 2024-1A(a)(d) 9.00%, 10/26/54		7,396,875	7,386,889
Twin Hospitality I LLC Series 2024-1A(a) 9.00%, 10/26/54		21,697,500	21,216,900
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
U.S. Auto Funding Trust Series 2022-1A(a)(d)(e)(j) 11.79%, 06/15/29		$5,000,000	$—
U.S. Bank N.A. Series 2023-1(a) 13.60%, 08/25/32		631,917	641,248
U.S. Bank N.A. Series 2025-SUP1 (Floating, U.S. 30-Day Average SOFR + 2.70%)(a)(b) 6.36%, 02/25/32		2,147,320	2,161,258
U.S. Bank N.A. Series 2025-SUP1 (Floating, U.S. 30-Day Average SOFR + 7.50%)(a)(b) 11.16%, 02/25/32		6,710,376	6,846,626
U.S. Bank N.A. Series 2026-RVM1(a) 7.88%, 12/25/46		10,000,000	9,956,099
U.S. Bank N.A. Series 2026-RVM1(a) 10.19%, 12/25/46		4,000,000	3,990,614
Unlock HEA Trust Series 2024-2(a) 6.00%, 10/25/39		6,485,000	5,022,622
Unlock HEA Trust Series 2025-1(a) 6.75%, 07/25/41		16,099,117	16,147,199
Unlock HEA Trust Series 2025-2(a) 6.00%, 11/25/41		15,707,906	15,554,863
Unlock HEA Trust Series 2025-2(a) 7.25%, 11/25/41		5,250,000	5,108,710
Unlock HEA Trust Series 2025-2(a) 6.00%, 11/25/41		7,000,000	5,397,458
UPG HI Issuer Trust Series 2025-2(a) 8.80%, 09/25/47		10,993,000	11,093,904
Upgrade Auto Receivables Trust Series 2025-1A(a)(d)(e)(g) 0.00%, 11/15/33		36,100	2,646,848
Upgrade Master Pass-Thru Trust Series 2026-ST1(a)(e)(k) 0.00%, 03/15/34		11,000,000	10,346,919
Upstart Securitization Trust Series 2022-3(a)(d)(g) 0.00%, 06/20/32		5,575	147,827
US Bank C&I Credit-Linked Notes Series 2025-SUP2 (Floating, U.S. 30-Day Average SOFR + 2.20%)(a)(b) 5.86%, 08/31/32		6,580,448	6,587,269
US Bank C&I Credit-Linked Notes Series 2025-SUP2 (Floating, U.S. 30-Day Average SOFR + 3.70%)(a)(b) 7.36%, 08/31/32		5,757,892	5,770,014
US Bank C&I Credit-Linked Notes Series 2025-SUP2 (Floating, U.S. 30-Day Average SOFR + 6.50%)(a)(b) 10.16%, 08/31/32		8,431,199	8,500,810
USB Auto Owner Trust Series 2025-1A(a)(g) 0.00%, 12/15/32		22,500	5,605,802
Vista Point Securitization Trust Series 2024-CES1(a)(b) 10.35%, 05/25/54		2,000,000	2,060,199
Vista Point Securitization Trust Series 2024-CES2(a) 7.50%, 10/25/54		1,483,000	1,497,783
Vista Point Securitization Trust Series 2024-CES3(a)(b) 9.49%, 01/25/55		3,077,000	3,141,240
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Vista Point Securitization Trust Series 2025-CES1 (Step to 7.53% on 4/25/29)(a)(c) 6.53%, 04/25/55		$2,000,000	$2,020,961
Vista Point Securitization Trust Series 2025-CES1(a) 7.62%, 04/25/55		3,179,000	3,153,591
Vista Point Securitization Trust Series 2025-CES1(a)(b) 8.96%, 04/25/55		2,696,000	2,713,129
Vista Point Securitization Trust Series 2025-CES2 (Step to 7.37% on 8/25/29)(a)(c) 6.37%, 08/25/55		2,000,000	2,020,161
Vista Point Securitization Trust Series 2025-CES2(a)(b) 8.15%, 08/25/55		3,125,000	3,134,017
Vista Point Securitization Trust Series 2025-CES3 (Step to 6.95% on 11/25/29)(a)(c) 5.95%, 11/25/55		4,000,000	4,009,512
Vista Point Securitization Trust Series 2025-CES3(a) 7.88%, 11/25/55		5,155,000	5,148,000
Vista Point Securitization Trust Series 2026-CES1 (Step to 6.88% on 3/25/30)(a)(c) 5.88%, 02/25/56		3,000,000	2,951,272
Wilton Park CLO DAC Series 1A (Floating, Euribor 3M + 5.70%)(a)(b) 7.72%, 07/15/38		3,000,000	3,350,255
TOTAL ASSET-BACKED SECURITIES (Cost $911,794,110)			893,354,508
BANK DEBTS(b)	11.6%
American Greetings Corp. (1M USD CME Term SOFR + 5.75%) 9.42%, 10/30/29		4,935,484	4,915,742
Anchor Glass Container Corp. (3M USD CME Term SOFR + 5.25%) 8.95%, 10/08/30		5,985,000	5,715,675
Aventiv Technologies LLC (3M USD CME Term SOFR + 10.00%, 1.00% Floor) 13.93%, 09/30/26		1,594,907	1,654,716
Azalea TopCo., Inc.(l) 04/30/31		10,373,869	10,350,528
Brock Holdings III LLC (1M USD CME Term SOFR + 6.00%, 0.50% Floor) 9.67%, 05/02/30		3,969,773	3,948,257
Brock Holdings III LLC(l) 05/02/30		3,571,000	3,551,645
Brock Holdings III LLC(l) 05/02/30		2,055,936	2,060,042
CB Poly U.S. Holdings, Inc. (3M USD CME Term SOFR + 5.50%, 0.75% Floor) 9.20%, 05/18/29		5,276,331	4,702,530
Clearwater Analytics LLC (1M USD CME Term SOFR + 2.00%) 5.68%, 04/21/32		2,992,481	2,988,741
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Clearwater Analytics LLC(l) 04/21/32		$1,975,000	$1,972,531
Clover Holdings 2 LLC (3M USD FIXED + 7.75%) 7.75%, 12/09/31		4,000,000	3,765,000
Clover Holdings 2 LLC(l) 12/09/31		15,121,000	14,232,641
CMG Media Corp. (3M USD CME Term SOFR + 3.50%) 7.30%, 06/18/29		17,410,939	16,261,817
Cobham Ultra SeniorCo S.a r.l. (6M USD CME Term SOFR + 3.75%, 0.50% Floor) 7.79%, 08/03/29		15,349,905	15,376,768
Confluence Technology (3M USD CME Term SOFR + 5.00%, 0.50% Floor) 8.65%, 07/30/28		3,584,533	3,548,687
Connect Finco S.a.r.l. (1M USD CME Term SOFR + 4.50%, 0.50% Floor) 8.17%, 09/27/29		5,486,005	5,490,284
CSC Holdings LLC (3M USD PRIME + 1.50%, 1.00% Floor) 8.25%, 04/15/27		24,776,072	21,779,654
Electro Rent LLC (3M USD CME Term SOFR + 8.50%)(d) 12.27%, 12/15/28		4,594,437	4,456,604
FAT Brands DIP(l) 10/23/29		1,765,432	1,765,432
Form Technologies LLC (3M USD CME Term SOFR + 5.75%, 0.50% Floor) 9.42%, 07/19/30		5,064,727	4,583,578
Galaxy US Opco, Inc. (3M USD CME Term SOFR + 5.25%, 0.50% Floor) 8.92%, 07/31/30		6,500,330	5,583,329
Gateway Casinos & Entertainment Ltd. (3M USD CME Term SOFR + 6.25%, 0.75% Floor) 9.94%, 12/18/30		4,972,381	4,964,077
Global Tel Link Corp. (1M USD CME Term SOFR + 7.50%, 3.00% Floor) 11.17%, 08/06/29		16,171,345	16,171,345
Global Tel Link Corp.(l) 08/06/29		1,699,242	1,790,865
Houghton Mifflin Harcourt Co. (1M USD CME Term SOFR + 8.00%, 1.00% Floor) 11.77%, 04/07/28		5,936,173	5,520,641
Northeast Grocery, Inc. (3M USD CME Term SOFR + 7.50%, 1.00% Floor) 11.15%, 12/13/28		5,274,002	5,280,594
Optiv Parent, Inc. (3M USD CME Term SOFR + 5.25%, 1.00% Floor) 8.92%, 07/31/26		5,879,397	3,880,402
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Pluto Acquisition I, Inc. (3M USD CME Term SOFR + 5.50%, 1.00% Floor) 9.21%, 06/20/28		$10,350,775	$10,428,405
Pluto Acquisition I, Inc. (3M USD CME Term SOFR + 4.00%) 7.66%, 09/20/28		17,038,179	14,823,216
PREIT Associates, L.P. (1M USD CME Term SOFR + 7.00%) 10.67%, 04/01/29		1,404,588	1,436,192
PREIT Associates, L.P. (1M USD CME Term SOFR + 5.50%) 9.17%, 12/31/28		1,088,697	1,061,479
PREIT Associates, L.P.(m) 12/31/28		911,303	888,521
Pretium PKG Holdings, Inc.(l) 03/02/31		5,000,000	4,970,250
Sophos Holdings S.a r.l(l) 03/05/27		3,324,521	3,157,264
Twin Hospitality DIP(l) 10/23/29		1,762,192	1,762,192
TOTAL BANK DEBTS (Cost $221,142,985)			214,839,644
CORPORATE BONDS	15.8%
Ahead DB Holdings LLC(a) 6.63%, 05/01/28		17,059,000	16,686,060
AMC Networks, Inc.(a) 10.50%, 07/15/32		7,705,000	7,604,250
Anywhere Real Estate Group LLC(a) 5.25%, 04/15/30		1,625,000	1,531,657
Ardagh Metal Packaging Finance U.S.A. LLC(a) 4.00%, 09/01/29		2,000,000	1,831,403
Brand Industrial Services, Inc.(a) 10.38%, 08/01/30		11,875,000	10,852,714
Brookfield Property REIT, Inc.(a) 5.75%, 05/15/26		20,454,000	20,368,803
Champ Acquisition Corp.(a) 8.38%, 12/01/31		5,000,000	5,240,645
DISH DBS Corp. 7.75%, 07/01/26		68,500,000	68,169,296
Fossil Group, Inc.(a) 9.50%, 01/01/29		12,000,000	10,800,000
Freedom Funding Center LLC(a)(n) 12.00%, 10/01/32		2,460,000	2,444,625
Frontier Communications Holdings LLC(a) 8.75%, 05/15/30		5,000,000	5,130,430
HAH Group Holding Co. LLC(a) 9.75%, 10/01/31		16,766,000	14,688,096
Hewlett Packard Enterprise Co. 4.85%, 10/15/31		5,000,000	4,966,286
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
HOA Royalty Co. LLC(a)(d) 4.72%, 11/22/55		$14,131,592	$10,147,156
Hyundai Capital America(a) 4.88%, 11/01/27		10,000,000	10,041,463
ION Platform Finance U.S., Inc.(a) 9.50%, 05/30/29		4,500,000	4,236,114
LABL, Inc.(a)(j) 10.50%, 07/15/27		27,749,000	2,358,665
Martin Midstream Partners L.P.(a) 11.50%, 02/15/28		17,168,000	17,578,813
MPT Operating Partnership L.P. 0.99%, 10/15/26		10,000,000	11,130,632
Sealed Air Corp.(a) 7.25%, 02/15/31		5,540,000	5,809,384
Sealed Air Corp.(a) 6.50%, 07/15/32		14,226,000	14,922,497
Shutterfly Finance LLC(a)(n) 8.50%, 10/01/27		2,000,000	1,910,000
Sirius XM Radio LLC(a) 3.13%, 09/01/26		5,612,000	5,576,310
VICI Properties L.P.(a) 4.25%, 12/01/26		5,000,000	4,986,335
SLM Corp. 3.13%, 11/02/26		5,000,000	4,953,909
Sealed Air Corp.(a) 6.88%, 07/15/33		19,000,000	18,148,507
Staples, Inc.(a) 10.75%, 09/01/29		3,000,000	2,774,458
Crowdstrike Holdings, Inc. 3.00%, 02/15/29		10,000,000	9,512,269
TOTAL CORPORATE BONDS (Cost $324,132,184)			294,400,777
FOREIGN ISSUER BONDS	5.1%
Avianca Midco 2 PLC(a) 9.00%, 12/01/28		3,442,299	3,330,424
Avianca Midco 2 PLC(a) 9.63%, 02/14/30		15,000,000	14,025,000
Avianca Midco 2 PLC 9.00%, 12/01/28		12,577,587	12,168,816
Latam Airlines Group S.A.(a) 7.88%, 04/15/30		2,839,000	2,867,390
Latam Airlines Group S.A.(a) 7.63%, 01/07/31		5,000,000	5,050,000
Nokia Oyj 6.63%, 05/15/39		13,000,000	13,612,901
Pembroke Olive Downs Pty Ltd. 11.50%, 02/18/30		10,000,000	9,300,000
Seagate Data Storage Technology Pte Ltd.(a) 9.63%, 12/01/32		8,407,403	9,344,055
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Seagate Data Storage Technology Pte Ltd.(a) 8.25%, 12/15/29		$3,490,000	$3,665,156
Stonegate Pub Co. Financing 2019 PLC(a) 10.75%, 07/31/29		13,958,000	18,369,710
Stonegate Pub Co. Financing 2019 PLC 10.75%, 07/31/29		1,665,000	2,191,257
TOTAL FOREIGN ISSUER BONDS (Cost $95,656,958)			93,924,709
MORTGAGE-BACKED SECURITIES	12.4%
PRIVATE	5.8%
Home Equity	3.0%
Angel Oak Mortgage Trust Series 2022-3(a)(b) 4.13%, 01/10/67		4,930,655	4,647,009
Barclays Mortgage Loan Trust Series 2022-INV1(a)(b) 4.51%, 02/25/62		4,021,920	3,387,780
Barclays Mortgage Loan Trust Series 2022-INV1(a)(b) 4.51%, 02/25/62		4,450,880	3,442,503
CFMT LLC Series 2023-H12(a) 4.25%, 04/25/33		5,000,000	4,927,210
CWHEQ Home Equity Loan Trust Series 2006-S2(d) 5.60%, 07/25/27		272,073	257,112
CWHEQ Home Equity Loan Trust Series 2006-S3 (Step to 6.02% on 5/25/26)(c)(o) 5.45%, 06/25/21		1	511,360
CWHEQ Home Equity Loan Trust Series 2006-S5(o) 5.75%, 06/25/35		1	1,492,760
FIGRE Trust Series 2024-HE1(a)(b) 10.03%, 03/25/54		1,000,000	1,064,969
GS Mortgage-Backed Securities Trust Series 2025-HE1 (Floating, U.S. 30-Day Average SOFR + 2.45%)(a)(b) 6.11%, 10/25/55		2,000,000	2,003,231
GS Mortgage-Backed Securities Trust Series 2025-HE1 (Floating, U.S. 30-Day Average SOFR + 3.30%)(a)(b) 6.96%, 10/25/55		2,500,000	2,521,347
GS Mortgage-Backed Securities Trust Series 2025-HE2 (Floating, U.S. 30-Day Average SOFR + 3.10%)(a)(b) 6.76%, 12/25/65		5,500,000	5,623,396
GS Mortgage-Backed Securities Trust Series 2025-HE2 (Floating, U.S. 30-Day Average SOFR + 4.10%)(a)(b) 7.76%, 12/25/65		3,500,000	3,544,645
Home Equity Mortgage Trust Series 2006-3 (Floating, CME Term SOFR 1M + 0.57%, 0.46% Floor)(b) 4.25%, 09/25/36		2,708,000	16
Home Equity Mortgage Trust Series 2006-3 (Step to 5.80% on 4/25/26)(c) 6.09%, 09/25/36		2,589,714	131,233
Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.61%, 0.61% Floor)(b)(d)(e) 3.99%, 11/25/36		4,391,000	128
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Home Equity Mortgage Trust Series 2006-4 (Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor)(b) 4.29%, 11/25/36		$1,354,000	$788
Home Equity Mortgage Trust Series 2006-4(f) 6.23%, 11/25/36		1,600,803	94,383
Home Equity Mortgage Trust Series 2006-5 (Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor)(b)(d) 4.19%, 01/25/37		252,375	12,619
Imperial Fund Mortgage Trust Series 2022-NQM4 (Step to 4.95% on 5/25/26)(a)(c) 5.04%, 06/25/67		4,000,000	3,120,912
Imperial Fund Mortgage Trust Series 2022-NQM5 (Step to 6.26% on 3/25/30)(a)(c) 6.25%, 08/25/67		3,000,000	2,988,722
Imperial Fund Mortgage Trust Series 2022-NQM5 (Step to 6.26% on 3/25/30)(a)(c) 6.25%, 08/25/67		1,125,000	1,120,425
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, CME Term SOFR 1M + 0.55%, 0.44% Floor)(b)(d) 4.23%, 12/16/35		941,501	753,201
PRPM Trust Series 2022-INV1(a)(b) 4.16%, 04/25/67		2,600,000	2,528,997
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.79% - CME Term SOFR 1M, 5.90% Cap)(b)(e)(h) 1.47%, 07/25/36		11,997,679	794,905
Saluda Grade Alternative Mortgage Trust Series 2023-SEQ3(a)(b) 10.25%, 06/01/53		10,502,250	10,736,246
Total Home Equity (Cost $55,907,704)			55,705,897
Commercial Mortgage-Backed Securities	2.8%
FREMF Mortgage Trust Series 2019-KF59 (Floating, U.S. 30-Day Average SOFR + 6.11%, 6.00% Floor)(a)(b) 9.78%, 02/25/29		19,291,011	18,806,483
Velocity Commercial Capital Loan Trust Series 2025-1(a) 10.15%, 02/25/55		8,489,131	8,551,889
Velocity Commercial Capital Loan Trust Series 2025-3(a)(b) 7.38%, 06/25/55		2,146,759	2,162,633
Velocity Commercial Capital Loan Trust Series 2025-4(a)(b) 6.31%, 09/25/55		8,967,329	8,803,635
Velocity Commercial Capital Loan Trust Series 2025-4(a) 9.35%, 09/25/55		12,952,809	12,714,999
Total Commercial Mortgage-Backed Securities (Cost $51,969,070)			51,039,639
U.S. GOVERNMENT AGENCIES	6.6%
Fannie Mae REMICS Series 2013-67 (Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap)(b)(e)(h) 1.68%, 07/25/43		6,233,680	652,464
Fannie Mae REMICS Series 2019-41 (Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap)(b)(h) 1.68%, 08/25/49		37,341,735	3,778,046
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae REMICS Series 2020-27 (Floating, 5.84% - U.S. 30-Day Average SOFR, 5.95% Cap)(b)(e)(h) 1.53%, 05/25/50		$13,581,031	$1,386,022
Fannie Mae REMICS Series 2022-19 (Floating, 5.60% - U.S. 30-Day Average SOFR, 5.60% Cap)(b)(e)(h) 1.29%, 04/25/52		26,528,677	2,379,203
Fannie Mae REMICS Series 2024-9 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(e)(h) 1.58%, 03/25/50		43,457,713	4,647,324
Freddie Mac Multifamily Structured Credit Risk Series 2021-MN3 (Floating, U.S. 30-Day Average SOFR + 6.85%)(a)(b) 10.51%, 11/25/51		5,000,000	5,289,801
Freddie Mac Multifamily Structured Credit Risk Series 2024-MN9 (Floating, U.S. 30-Day Average SOFR + 6.00%)(a)(b) 9.66%, 10/25/44		3,000,000	3,102,396
Freddie Mac Multifamily Structured Credit Risk Series 2025-MN11 (Floating, U.S. 30-Day Average SOFR + 4.40%)(a)(b) 8.06%, 07/25/45		12,000,000	11,974,393
Freddie Mac Multifamily Structured Credit Risk Series 2025-MN12 (Floating, U.S. 30-Day Average SOFR + 4.50%)(a)(b) 8.16%, 11/25/45		8,000,000	8,187,507
Freddie Mac Multifamily Structured Credit Risk Series 2026-MN13 (Floating, U.S. 30-Day Average SOFR + 4.50%)(a)(b) 8.17%, 03/25/46		5,000,000	4,999,923
Freddie Mac REMICS Series 4833 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(e)(h) 1.55%, 10/15/44		14,135,439	1,450,758
Freddie Mac REMICS Series 5240 (Floating, 5.89% - U.S. 30-Day Average SOFR)(b)(e)(h) 1.58%, 03/25/50		13,897,539	1,455,716
Freddie Mac REMICS Series 5370 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(e)(h) 1.55%, 05/15/48		42,475,772	4,529,599
Freddie Mac REMICS Series 5386 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(e)(h) 1.55%, 03/15/48		46,270,677	5,100,884
Freddie Mac REMICS Series 5564 (Floating, 5.80% - U.S. 30-Day Average SOFR)(b)(e)(h) 2.14%, 08/25/55		59,884,657	4,135,263
Government National Mortgage Association Series 2013-9 (Floating, 6.64% - CME Term SOFR 1M, 6.75% Cap)(b)(e)(h) 2.28%, 01/20/43		14,141,538	1,763,658
Government National Mortgage Association Series 2016-116 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(e)(h) 1.63%, 09/20/46		9,032,639	1,061,345
Government National Mortgage Association Series 2019-110 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(e)(h) 1.58%, 09/20/49		38,294,304	4,493,638
Government National Mortgage Association Series 2019-110 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(e)(h) 1.58%, 09/20/49		8,345,010	953,401
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Government National Mortgage Association Series 2019-115 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(e)(h) 1.63%, 09/20/49		$16,031,300	$1,951,242
Government National Mortgage Association Series 2020-47 (Floating, 5.89% - CME Term SOFR 1M, 6.00% Cap)(b)(e)(h) 1.53%, 02/20/49		31,135,073	2,927,167
Government National Mortgage Association Series 2020-7 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(e)(h) 1.58%, 01/20/50		14,467,960	1,488,449
Government National Mortgage Association Series 2021-160 (Floating, 6.19% - CME Term SOFR 1M, 6.30% Cap)(b)(e)(h) 1.83%, 09/20/51		11,377,027	1,568,744
Government National Mortgage Association Series 2021-205 (Floating, 3.20% - U.S. 30-Day Average SOFR, 3.20% Cap)(b)(e)(h) 0.00%, 11/20/51		137,020,250	2,452,676
Government National Mortgage Association Series 2021-41 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(e)(h) 1.58%, 02/20/49		20,352,159	2,269,634
Government National Mortgage Association Series 2022-190 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(e)(h) 1.63%, 08/20/49		26,663,131	2,951,067
Government National Mortgage Association Series 2023-135 (Floating, 28.17% - U.S. 30-Day Average SOFR * 4.33, 28.17% Cap)(b) 12.25%, 09/20/53		1,969,498	2,165,865
Government National Mortgage Association Series 2023-147 (Floating, 6.25% - U.S. 30-Day Average SOFR, 6.25% Cap)(b)(e)(h) 1.90%, 04/20/51		27,033,280	3,720,474
Government National Mortgage Association Series 2023-75 (Floating, 6.09% - CME Term SOFR 1M, 6.20% Cap)(b)(e)(h) 1.73%, 04/20/48		75,784,715	9,425,360
Government National Mortgage Association Series 2024-128 (Floating, 18.29% - U.S. 30-Day Average SOFR * 2.75, 18.29% Cap)(b) 8.19%, 08/20/54		4,122,131	4,307,874
Government National Mortgage Association Series 2024-171 (Floating, 5.95% - U.S. 30-Day Average SOFR, 5.95% Cap)(b)(e)(h) 1.60%, 09/20/52		49,117,289	4,052,054
Government National Mortgage Association Series 2024-173 (Floating, 6.59% - CME Term SOFR 1M, 6.70% Cap)(b)(e)(h) 2.23%, 11/20/43		23,921,604	2,908,927
Government National Mortgage Association Series 2024-23 (Floating, 6.20% - U.S. 30-Day Average SOFR, 6.20% Cap)(b)(e)(h) 1.85%, 05/20/51		32,516,622	4,437,706
Government National Mortgage Association Series 2025-173 (Floating, 3.95% - U.S. 30-Day Average SOFR)(b)(h) 0.28%, 10/20/55		491,245,581	4,946,597
TOTAL U.S. GOVERNMENT AGENCIES (Cost $123,488,053)			122,915,177
TOTAL MORTGAGE-BACKED SECURITIES (Cost $231,364,827)			229,660,713
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
OTHER	0.0%
Escrow HOA(d)(e)(p)		$14,500,000	$—
TOTAL OTHER (Cost $—)			—
U.S. GOVERNMENT OBLIGATIONS	1.8%
U.S. Treasury Note 3.50%, 02/28/31		35,000,000	34,321,875
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $34,707,919)			34,321,875
MUNICIPAL BONDS	3.0%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 08/20/40		36,192,668	35,469,875
Commonwealth of Puerto Rico(b) 0.00%, 11/01/43		30,857,143	20,674,286
TOTAL MUNICIPAL BONDS (Cost $54,071,319)			56,144,161

	Percentage of Net Assets	Shares	Value
WARRANTS	0.0%
Twin Hospitality Group, Inc., Expires on 01/30/30, Strike Price USD 0.00(d)(e)		160,755	—
TOTAL WARRANTS (Cost $—)			—
SHORT-TERM INVESTMENTS	5.8%
Northern Institutional Treasury Portfolio (Premier Class), 3.53%(q)		107,784,241	107,784,241
TOTAL SHORT-TERM INVESTMENTS (Cost $107,784,241)			107,784,241
TOTAL INVESTMENTS (Cost $1,980,654,543)	103.5%		1,924,430,628
NET OTHER ASSETS (LIABILITIES)	(3.5)%		(65,262,516)
NET ASSETS	100.0%		$1,859,168,112

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers. As of March 31, 2026, these securities had a total market value of $1,278,525,887 or 69% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at March 31, 2026, and the related index and spread are shown parenthetically for each security, when applicable.
(c)Step coupon bond. Rate as of March 31, 2026 is disclosed.
(d)Security valued pursuant to Level 3 unobservable inputs. As of March 31, 2026, these securities had a total market value of $99,875,535 or 5% of net assets.
(e)Non-income producing security.
(f)The interest rate on this certificate may increase 0.50% per annum after the first possible optional termination date.
(g)Equity tranche security.
(h)Interest only security.
(i)Perpetual bond. Maturity date represents next call date.
(j)Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(k)Zero coupon bond.
(l)Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement date.
(m)Position is unfunded. Contract rate was not determined at March 31, 2026 and does not take effect until drawn.
(n)Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(o)FGIC insured bond in which the current value primarily relates to pending insurance payments.
(p)Represents litigation trust units received when HOA, LLC emerged from bankruptcy.
(q)7-day current yield as of March 31, 2026 is disclosed.

Abbreviations:
CLO – Collateralized Loan Obligation
SOFR – Secured Overnight Financing Rate
USD – United States Dollar
Forward foreign currency exchange contracts at March 31, 2026:
Counterparty	Settlement Date	Currency Purchased	Currency Purchased Amount	Currency Sold	Currency Sold Amount	Unrealized Appreciation (Depreciation)
Goldman Sachs International	04/13/26	USD	11,319,414	EUR	9,725,000	$71,351
Total						$71,351
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENT OF ASSETS & LIABILITIES
March 31, 2026 (Unaudited)

River Canyon Total Return Bond Fund
Assets:
Investments, at value (Cost: $1,980,654,543)	$1,924,430,628
Cash held at broker	600,000
Receivable for interest	5,990,497
Receivable for dividends	415,831
Receivable for investments sold	9,023,111
Receivables for capital shares sold	12,746,021
Unrealized appreciation on forward foreign currency exchange contracts	71,351
Prepaid expenses	72,874
Total Assets	1,953,350,313
Liabilities:
Cash overdraft	107,144
Securities purchased payable	47,580,678
Payable for when-issued securities	31,000,000
Capital shares redeemed payable	12,964,061
Collateral due to broker	890,000
Investment advisory fees payable	823,412
Accounting and Administration fees payable	660,275
Regulatory and Compliance fees payable	105,034
Trustee fees payable	894
Other accrued expenses and payables	50,703
Total Liabilities	94,182,201
Net Assets	$1,859,168,112
Institutional Shares:
Net assets	$1,859,168,112
Shares of common stock outstanding	188,980,296
Net asset value per share	$9.84
Net Assets:
Paid-in capital	$1,982,312,178
Distributable earnings (loss)	(123,144,066)
Net Assets	$1,859,168,112
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENT OF OPERATIONS
For the six months ended March 31, 2026 (Unaudited)

River Canyon Total Return Bond Fund
Investment Income:
Dividend income	$2,531,776
Interest income	67,229,267
Total investment income	69,761,043
Operating expenses:
Investment advisory	5,810,608
Accounting and Administration	656,976
Regulatory and Compliance	318,044
Trustees	44,021
Legal	40,020
Other	118,032
Total expenses before reductions	6,987,701
Expenses reduced by Adviser	(1,177,087)
Net expenses	5,810,614
Net investment income	63,950,429
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gain (loss) from:
Investments	(6,354,626)
Forward foreign currency exchange contracts	(71,653)
Foreign currency	606,494
Net realized gain (loss)	(5,819,785)
Net change in unrealized appreciation (depreciation) on:
Investments	(40,418,710)
Foreign currency translations	(20,904)
Forward foreign currency exchange contracts	71,351
Net change in unrealized appreciation (depreciation)	(40,368,263)
Net realized and unrealized losses from investment activities	(46,188,048)
Change in Net Assets Resulting from Operations	$17,762,381
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2026 (Unaudited) and the year ended September 30, 2025

	River Canyon Total Return Bond Fund
	2026	2025
Increase (decrease) in net assets:
Operations:
Net investment income	$63,950,429	$92,465,548
Net realized gains (losses) from investment and foreign currency transactions	(5,819,785)	(4,691,760)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(40,368,263)	(5,874,272)
Change in net assets resulting from operations	17,762,381	81,899,516
Dividends paid to shareholders:
From distributable earnings	(66,038,118)	(94,408,702)
Total dividends paid to shareholders	(66,038,118)	(94,408,702)
Capital Transactions:
Proceeds from sale of shares	500,524,432	1,154,900,222
Value of shares issued to shareholders in reinvestment of dividends	61,159,385	87,140,588
Value of shares redeemed	(318,845,380)	(477,412,248)
Change in net assets from capital transactions	242,838,437	764,628,562
Change in net assets	194,562,700	752,119,376
Net assets:
Beginning of year	1,664,605,412	912,486,036
End of year	$1,859,168,112	$1,664,605,412
Share Transactions:
Sold	49,981,809	114,414,081
Reinvested	6,138,075	8,662,336
Redeemed	(31,961,541)	(47,458,626)
Change	24,158,343	75,617,791
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
For the periods indicated

	River Canyon Total Return Bond Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of period	$10.10	$10.23	$9.88	$10.07	$11.14	$10.92
Income (loss) from operations:
Net investment income(a)	0.36	0.77	0.80	0.80	0.49	0.40
Net realized and unrealized gains (losses) from investments and foreign currency	(0.25)	(0.13)	0.35	(0.16)	(1.09)	0.46
Total from investment operations	0.11	0.64	1.15	0.64	(0.60)	0.86
Less distributions paid:
From net investment income	(0.37)	(0.77)	(0.80)	(0.83)	(0.47)	(0.40)
From net realized gains on investments	—	—	—	—	—	(0.24)
Total distributions paid	(0.37)	(0.77)	(0.80)	(0.83)	(0.47)	(0.64)
Change in net asset value	(0.26)	(0.13)	0.35	(0.19)	(1.07)	0.22
Net asset value, end of period	$9.84	$10.10	$10.23	$9.88	$10.07	$11.14
Total return(b)	1.05%	6.60%	12.13%	6.70%(c)	(5.60%)	8.10%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,859,168	$1,664,605	$912,486	$533,055	$500,577	$868,654
Ratio of net expenses to average net assets(d)	0.65%	0.65%	0.65%	0.67%(e)	0.65%	0.66%(e)
Ratio of net investment income to average net assets(d)	7.15%	7.60%	7.90%	7.99%	4.41%	3.51%
Ratio of gross expenses to average net assets(d), (f)	0.78%	0.81%	0.84%	0.89%	0.82%	0.88%
Portfolio turnover rate(b)	25.89%	56.78%	63.11%	71.33%	122.12%(g)	55.64%

(a)	The per share amounts are computed based on average shares outstanding.
(b)	Not annualized for periods less than one year.
(c)	The Adviser reimbursed the Fund $67,395 during the period in connection with an error. Such reimbursement was 0.02% to the Fund's total return on the payment date.
(d)	Annualized for periods less than one year.
(e)
Expenses include interest expense on reverse repurchase agreements of 0.01% and 0.02% for the year ended September 30, 2021 and September 30, 2023, respectively, which is excluded from the Fund’s contractual expense limit.

(f)	During the periods shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(g)	The portfolio turnover rate increased during the year in connection with increased shareholder activity in the Fund.
See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Sixth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 11, 2026. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The River Canyon Total Return Bond Fund (the “Fund”) is a series of the Trust which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund’s Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). During that time, investments in the Fund were made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015, the Fund became publicly available for investment. These financial statements and notes only relate to the Fund.
The investment objective of the Fund is to seek to maximize total return. The Fund has been managed as a diversified fund pursuant to Section 5(b) of the 1940 Act since July 2018. Effective April 26, 2021, the Fund determined to continue to be managed as a diversified fund.
Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
A. Significant accounting policies are as follows:
INVESTMENT VALUATION
Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.
Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.
Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Forward contracts are typically classified within Level 2 of the fair value hierarchy.
Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty as noted in the "Swap Contracts" note in these notes to financial statements.
The Trustees have designated River Canyon Fund Management LLC (the “Adviser” or “River Canyon”), as investment adviser to the Fund, as the Fund’s Valuation Designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) according to policies approved by the Board.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
The following is a summary of the valuation inputs used as of March 31, 2026 in valuing the Fund's investments based upon the three fair value levels defined above:
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities:
Asset-Backed Securities	$—	$809,105,793	$84,248,715	$893,354,508
Bank Debts	—	210,383,040	4,456,604	214,839,644
Corporate Bonds	—	284,253,621	10,147,156	294,400,777
Foreign Issuer Bonds	—	93,924,709	—	93,924,709
Mortgage-Backed Securities	—	228,637,653	1,023,060	229,660,713
U.S. Government Obligations	—	34,321,875	—	34,321,875
Municipal Bonds	—	56,144,161	—	56,144,161
Short-Term Investments	107,784,241	—	—	107,784,241
Warrants	—	—	— *	—
Other	—	—	— *	—
Total Investments in Securities	$107,784,241	$1,716,770,852	$99,875,535	$1,924,430,628
Other Financial Instruments:
Forward Foreign Currency Contracts**	—	71,351	—	71,351
Total Other Financial Instruments	$ —	$71,351	$ —	$71,351
Total Investments	$107,784,241	$1,716,842,203	$99,875,535	$1,924,501,979

*	Amount is $0.
**	These investments are reflected in the financial statements at the unrealized gain or loss on the investment.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

Below is a reconciliation that details the activity of securities classified as Level 3 during the six months ended March 31, 2026:
	Beginning Value	Current Year Amortization	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Value	Change in Unrealized Appreciation (Depreciation) from Investments still held End of Period
Investments, at value
Asset-Backed Securities	$67,133,710	$(1,499,642)	$2,480,882	$(14,078,967)	$ —	$2,719,267	$34,340,091	$(6,846,626)	$84,248,715	$(2,960,081)
Bank Debts	4,492,161	15,015	19,056	(56,160)	1,039	(14,507)	—	—	4,456,604	(14,507)
Corporate Bonds	2,460,000	77,563	8,514,574	—	—	(904,981)	—	—	10,147,156	(904,981)
Mortgage-Backed Securities	269,982	823	—	(2,465)	2,115	(596)	753,201	—	1,023,060	(5,955)
Other	—	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—	—
Total	$74,355,853	$(1,406,241)	$11,014,512	$(14,137,592)	$3,154	$1,799,183	$35,093,292	$(6,846,626)	$99,875,535	$(3,885,524)
The following is a summary of the valuation techniques and unobservable inputs used in valuing the Fund’s securities classified as Level 3 as of March 31, 2026:
Investments in Level 3 Securities	Value	Valuation Techniques	Unobservable Inputs
Asset-Backed Securities:	$28,852,320	Broker quotes	Price
	9,575,381	Independent pricing services	Price
	12,055,459	Market comparable companies	Yield (15%)
	8,418,392	Market comparable companies	Yield (13.50%)
	25,347,163	Transactions	Price
	—	Worthless	Worthless
Bank Debts:	4,456,604	Market comparable companies	EBITDA Multiple (4.7x)
Corporate Bonds:	10,147,156	Transactions	Price
Mortgage-Backed Securities:	12,619	Broker quotes	Price
	1,010,313	Independent pricing services	Price
	128	Transactions	Price
Other:	—	Worthless	Worthless
Warrants:	—	Worthless	Worthless
Total Investments in Level 3 Securities	$99,875,535
FORWARD COMMITMENTS
The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transaction”) consistent with the Fund's ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.
The Fund may enter into TBA sale commitments to help manage portfolio duration, hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered.
REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers securities in exchange for cash to a counterparty, with a simultaneous agreement to repurchase the same or substantially same securities at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the securities delivered to the counterparty during the term of the agreement. Cash received in exchange for the securities delivered will accrue interest to be paid by the Fund to the counterparty and is recorded as a component of interest expense on the Statement of Operations. The Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under the agreements. During the period ended March 31, 2026, there were no reverse repurchase agreements held by the Fund.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund may engage in various portfolio strategies to seek to increase their return by hedging the portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Fund, in its normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s exposure may include future claims that may be made against the Fund that have not yet occurred.
Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets & Liabilities. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Swap Contracts — The Fund may enter into swap agreements, such as total return swaps.
Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of the Fund’s portfolio, to protect the Fund’s value from changes in interest rates, to expose the Fund to a different security or market or to help the Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, the Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement).
Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets & Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Fund’s Valuation Designee.
Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets & Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations. If any, realized gains/losses on swap agreements would be included in Net realized gain (loss) on swap agreements in the Statement of Operations.
Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets & Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.
INVESTMENT TRANSACTIONS AND INCOME
Investments are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date.
EXPENSE ALLOCATIONS
Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.
DIVIDENDS AND DISTRIBUTIONS
The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on a monthly basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.
Distributions from net investment income and from net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., treatment of certain dividend distributions, gains/losses, return of capital, redemption in-kind, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
FEDERAL INCOME TAX INFORMATION
No provision is made for federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
As of March 31, 2026, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s tax return for the tax years ended September 30, 2025, 2024, 2023 and 2022 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
OPERATING SEGMENTS
FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures, requires certain financial statement disclosures about an entity's operating segments. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Management of the Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus based on a defined investment strategy which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, and is consistent with the financial information presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets & Liabilities as “total assets”, and significant segment expenses are listed on the accompanying Statement of Operations.
B. Fees and Transactions with Affiliates and Other Parties
River Canyon, which is registered under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Fund. Under the terms of the Trust’s Second Amended and Restated Investment Advisory Agreement (the “Agreement”) with the Adviser, the Fund pays the Adviser an advisory fee computed and accrued daily and paid monthly at the annual rate of 0.65% of average daily net assets. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” expenses on the Statement of Operations.
Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $25,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $150,000 relating to these services, and reimburse for certain expenses incurred on behalf of the Fund as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” expenses on the Statement of Operations.
Foreside Fund Officer Services, LLC (“Foreside”, d/b/a ACA Group) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual asset-based fee, a basis-point fee based on the Fund’s daily net assets, subject to an overall annual minimum fee of $125,000 for these services, and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.
The officers of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2026, the Trust paid each Trustee who is not an “interested person,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their services based on an annual retainer of $145,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

meeting fees may apply. For the six months ended March 31, 2026, the aggregate Trustee compensation paid by the Trust was $217,500. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” fees on the Statement of Operations.
The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.65% of the average daily net assets of the Fund until January 28, 2027. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to exceed the applicable expense limitation in effect at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.
For the six months ended March 31, 2026, the Fund incurred advisory fees payable to River Canyon, expense waivers/reimbursements from River Canyon, and paid expense recoupments to River Canyon as follows:
Fund	Advisory Fee to River Canyon	Expenses Reduced by River Canyon	Advisory Waivers Recouped by River Canyon
River Canyon Total Return Bond Fund	$5,810,608	$1,177,087	$—

The balances of recoverable expenses to River Canyon by the Fund at March 31, 2026 were as follows:
For the:	Expiring	River Canyon Total Return Bond Fund
Year Ended September 30, 2023	September 30, 2026	$973,234
Year Ended September 30, 2024	September 30, 2027	1,264,398
Year Ended September 30, 2025	September 30, 2028	1,973,787
Six months ended March 31, 2026	September 30, 2029	1,177,087
Balances of Recoverable Expenses to the Adviser		$5,388,506
C. Investment Transactions
For the six months ended March 31, 2026, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments and U.S. government securities) for the Fund were as follows:
Fund	Cost of Purchases	Proceeds from Sales
River Canyon Total Return Bond Fund	$570,360,464	$317,291,207
For the six months ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of U.S. government securities (excluding short-term investments) for the Funds were as follows:
Fund	Cost of Purchases	Proceeds from Sales
River Canyon Total Return Bond Fund	$147,850,163	$86,277,205

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

D. Derivative Instruments
Below are the types of derivatives by primary risk exposure as presented in the Statement of Assets & Liabilities as of March 31, 2026:
		Assets		Liabilities
Fund	Contract Type	Statement of Assets Location	Value	Statement of Liabilities Location	Value
River Canyon Total Return Bond Fund	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$71,351	Unrealized depreciation on forward foreign currency exchange contracts	$ —
The following table, set forth by primary risk exposure, displays the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2026:
Fund	Contract Type	Statement of Operations Location	Amount of Realized Gain (Loss) on Derivative Contracts
River Canyon Total Return Bond Fund	Foreign exchange contracts	Net realized gain (loss) from forward foreign currency exchange contracts	$(71,653)

Fund	Contract Type	Statement of Operations Location	Change in Unrealized Appreciation (Depreciation) on Derivative Contracts
River Canyon Total Return Bond Fund	Foreign exchange contracts	Change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$71,351
Volume of derivative activity for the six months ended March 31, 2026:
	Foreign Exchange Contracts
Fund	Number Of Trades	Average Notional Amount
River Canyon Total Return Bond Fund	6	$12,820,615
At March 31, 2026, derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral (received)/pledged by the Trust are as follows:
	Derivative Assets		Derivative Liabilities
Counterparty	Foreign exchange contracts	Total	Foreign exchange contracts	Total	Net Derivatives Assets (Liabilities)	Collateral (Received)/ Pledged	Net Exposure
Goldman Sachs International	$71,351	$71,351	$ —	$ —	$71,351	$ —	$71,351
E. Federal Income Tax
As of March 31, 2026, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
River Canyon Total Return Bond Fund	$1,988,231,577	$26,234,596	$ (89,964,194)	$ (63,729,598)

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2025 and September 30, 2024 for the Fund was as follows:
River Canyon Total Return Bond Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2025	$94,408,702	$ —	$94,408,702	$ —	$94,408,702
2024	53,912,268	—	53,912,268	—	53,912,268
As of the latest tax year ended September 30, 2025, the components of accumulated earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized (Depreciation)	Total Accumulated (Deficit)
River Canyon Total Return Bond Fund	$3,693,156	$ —	$3,693,156	$ —	$(54,866,176)	$(23,695,309)	$(74,868,329)

As of the latest tax year ended September 30, 2025, capital losses incurred by the Fund are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:
Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
River Canyon Total Return Bond Fund	$37,915,251	$16,950,925
F. Concentration of Ownership
A significant portion of the Fund's shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund's investment strategy.
G. Other Risks
 The Fund is subject to market risk, which is the risk related to investments in securities in general and the daily fluctuations in the securities markets. The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to many factors, including fluctuation in interest rates, lack of liquidity in the bond market, national and international economic conditions, adverse investor sentiment, natural disasters, pandemics, climate change and climate-related events, disruptions to business operations and supply chains, staffing shortages, regulatory events and governmental or quasi-governmental actions and general market conditions. Global economies and financial markets are increasingly interconnected and events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. These events can have a significant impact on the Fund’s operations and performance.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
March 31, 2026 (Unaudited)

Not Applicable.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
PROXY DISCLOSURES
March 31, 2026 (Unaudited)

Not Applicable.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
March 31, 2026 (Unaudited)

Included on pages 28 - 29 in the Notes to Financial Statements.

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
March 31, 2026 (Unaudited)

Not Applicable.

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Investment Adviser
River Canyon Fund Management LLC
2728 North Harwood Street, 2nd Floor
Dallas, Texas 75201
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101
Distributor
Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
For Additional Information, call
800-245-0371 (toll free) or 312-557-0164
RC 03/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable - only for annual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	June 2, 2026

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 2, 2026